INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of domestic and foreign components of loss before income taxes
	Year ended December 31,
	2025	2024	2023
Domestic (Israel)	$26,476	$15,004	$(10,368)
Foreign	32,841	19,462	13,694
Total	$59,317	$34,466	$3,326

Schedule of domestic and foreign components of income taxes
	Year ended December 31,
	2025	2024	2023
Current:
Domestic (Israel)	$456	$603	$557
Foreign	1,269	1,491	4,646
Total current	1,725	2,094	5,203
Deferred:
Domestic (Israel)	(49,042)	—	—
Foreign	(12,108)	—	—
Total deferred	(61,150)	—	—
Total tax expense (benefit)	$(59,425)	$2,094	$5,203

Schedule of deferred tax assets and liabilities
	As of December 31,
Deferred tax assets:	2025	2024
Share-based compensation	$41,725	$28,872
Net operating loss carry forwards	13,892	25,779
Research and development	3,565	2,457
Reserves and allowances	8,804	6,820
Deferred commission liability	4,506	—
Property and equipment	411	—
Carryforward tax credits	1,401	459
Operating lease liabilities	18,434	18,319
Gross deferred tax assets	92,738	82,706
Valuation allowance	—	(62,227)
Total deferred tax assets	$92,738	$20,479

	As of December 31,
	2025	2024
Deferred tax liabilities:
Property and equipment	$(1,214)	$(1,946)
Operating lease right-of-use assets	(18,183)	(15,383)
Deferred contract costs asset	(12,035)	(2,767)
Derivative instruments (*)	(2,421)	(358)
Marketable securities (*)	(48)	(25)
Other	(155)	—
Deferred tax liabilities	$(34,056)	$(20,479)
Net deferred tax assets	$58,682	$—

(*) Deferred taxes on derivatives and marketable securities are recorded in other comprehensive income.

Schedule of effective tax rate reconciliation
	Year ended December 31,
	2024		2023
	Tax	Rate	Tax	Rate
Theoretical tax benefit	$7,927	23%	$765	23%
Increase (decrease) in tax rate due to:
Taxes resulting from non-deductible expenses	2,023	6%	1,376	41%
Temporary differences for which no deferred taxes were created	7,893	23%	3,365	101%
Tax credits	(1,629)	(5%)	(334)	(10%)
Utilization of losses	(12,340)	(36%)	(1,117)	(33%)
Adjustment for previous years taxes	(838)	(2%)	(523)	(16%)
Preferred technological enterprise and the effect of different tax rates in other jurisdictions	(1,651)	(5%)	1,158	35%
Currency differences	84	0%	(58)	(2%)
Other	625	2%	571	17%
Effective tax	$2,094	6%	$5,203	156%

	Year ended December 31, 2025
	Tax	Rate
Israel statutory tax rate	$13,643	23.0%
Foreign tax effects
United States
Statutory tax rate difference between
U.S. and Israel	(327)	(0.6%)
Share-based compensation	(3,979)	(6.7%)
Changes in valuation allowances	(7,255)	(12.2%)
Others	768	1.3%
United Kingdom
Statutory tax rate difference between
UK and Israel	152	0.3%
Changes in valuation allowances	(2,204)	(3.7%)
Tax credits	(2,046)	(3.4%)
Others	247	0.4%
Australia
Statutory tax rate difference between
Australia and Israel	239	0.4%
Changes in valuation allowances	(2,215)	(3.7%)
Others	526	0.9%
Poland
Statutory tax rate difference between
Poland and Israel	(90)	(0.2%)
Changes in valuation allowances	(989)	(1.7%)
Tax credits	(1,040)	(1.8%)
Others	137	0.2%
Other foreign jurisdictions	(318)	(0.5%)
Changes in valuation allowances	(53,919)	(90.9%)
Non-taxable or non-deductible items
Share-based compensation	2,857	4.8%
Preferred technological enterprise	(4,471)	(7.5%)
Other adjustments	859	1.4%
Effective tax rate	$(59,425)	(100.2%)

Schedule of income taxes paid, net by location
Year ended December 31, 2025
Israel	$508
Foreign
Australia	2,255
UK	1,374
Poland	449
Others	272
Income taxes paid, net of amounts refunded	$4,858